UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23063

Horizon Funds
(Exact name of registrant as specified in charter)

6210 Ardrey Kell Road, Suite 300

Charlotte, North Carolina 28277

(Address of principal executive offices) (Zip code)

Matthew Chambers

Horizon Funds

6210 Ardrey Kell Road, Suite 300

Charlotte, North Carolina 28277
(Name and address of agent for service)

(866) 371-2399

Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2025

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

(a)

Centre American Select Equity Fund

Advisor Class

Ticker: DHAMX

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about Centre American Select Equity Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/case-fund. You can also request this information by contacting us at 1-855-754-7932. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$131	1.26%
How did the Fund perform during the reporting period?

The Centre American Select Equity Fund (DHAMX) returned 7.71% for the 12 months ended September 30, 2025. The Fund underperformed its benchmark, the S&P 500 Total Return Index, which returned 17.60% for the same Period.

This underperformance was due to sector allocation, mainly underweight technology and overweight health care, while stock selection contributed positively.

Within the period covering the one-year ended September 30, 2025, the strongest contributors to performance within the Fund included Dollar Tree, Advanced Micro Devices, Unites States Steel, Incyte Corp., Medtronic, Kinder Morgan, Northern Trust, and EQT Corp. Stock investments that contributed negatively to the Fund's relative performance over the period were United Parcel Service, FMC Corp., Estee Lauder, International Flavors & Fragrances, Biogen, and Intel. Sectoral Biases, particularly the Fund's overweight posture in Health Care and underweight posture in Information Technology, contributed negatively as well as the impact from hedging instruments, namely protective put options on the S&P 500 Index and an allocation to a long-term US treasury bond-linked ETF.

The period witnessed increased volatility and market disruptions from rapid fire changes in trade policy, AI-related investment swings, and what we believe was excessive market speculation. The Fund's portfolio was designed to be relatively defensive within the large-cap area, with companies that have high barriers to entry and were thus poised to benefit from a renewed emphasis on "Main Street" in terms of governmental policy in the US.

What are some key Fund statistics?
(as of September 30, 2025)
Net Assets ($)	$300,694,275
Number of Portfolio Holdings	39
Portfolio Turnover Rate (%)	162%
Total Advisory Fees Paid ($)	$2,591,055
What did the Fund invest in?
(as of September 30, 2025)
Portfolio Composition
Sector Breakdown	% of Net Assets
Financials	24.4%
Health Care	16.2%
Materials	12.7%
Real Estate	9.3%
Industrials	9.3%
Consumer Staples	8.6%
Information Technology	6.0%
Communication Services	2.8%
Cash & Other	10.7%
Top Holdings	% of Net Assets
iShares Russell 2000 ETF	9.8%
Newmont Goldcorp Corp.	3.7%
BXP, Inc.	3.3%
Micron Technology, Inc.	3.2%
Citizens Financial Group, Inc.	3.0%
Truist Financial Corp.	2.9%
M&T Bank Corp.	2.8%
Verizon Communications, Inc.	2.8%
Pfizer, Inc.	2.8%
Applied Materials, Inc.	2.8%
How did the Fund perform over the past 10 years?
Performance of Hypothetical $10,000 investment (September 30, 2015 to September 30, 2025)
Centre American Select Equity Fund - Advisor Class
S&P 500 Total Return Index

Average Annual Returns
September 30, 2025
	One Year	Five Years	Ten Years
Centre American Select Equity Fund - Advisor Class	7.71%	14.94%	13.59%
S&P 500 Total Return Index	17.60%	16.47%	15.30%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

How has the Fund changed over the past year?

The Centre American Select Equity Fund, previously a series of Centre Funds, was reorganized into the Horizon Funds trust effective April 17, 2025. In connection with the reorganization, the Fund's investment adviser changed to Horizon Investments, LLC. The Fund's portfolio manager remains the same and Mr. James A. Abate is now an employee of Horizon Investments, LLC. The Fund continues to pay the same annual management fee rate, but in connection with the reorganization, the Total Annual Fund Operating Expenses for Advisor Class shares (Investor Class shares of the predecessor fund), after applicable fee waivers and/or expense reimbursements, has been reduced to 0.95%.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/case-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Centre American Select Equity Fund

Investor Class

Ticker: DHANX

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about Centre American Select Equity Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/case-fund. You can also request this information by contacting us at 1-855-754-7932. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$106	1.02%
How did the Fund perform during the reporting period?

The Centre American Select Equity Fund (DHANX) returned 7.96% for the 12 months ended September 30, 2025. The Fund underperformed its benchmark, the S&P 500 Total Return Index, which returned 17.60% for the same Period.

This underperformance was due to sector allocation, mainly underweight technology and overweight health care, while stock selection contributed positively.

Within the period covering the one-year ended September 30, 2025, the strongest contributors to performance within the Fund included Dollar Tree, Advanced Micro Devices, Unites States Steel, Incyte Corp., Medtronic, Kinder Morgan, Northern Trust, and EQT Corp. Stock investments that contributed negatively to the Fund's relative performance over the period were United Parcel Service, FMC Corp., Estee Lauder, International Flavors & Fragrances, Biogen, and Intel. Sectoral Biases, particularly the Fund's overweight posture in Health Care and underweight posture in Information Technology, contributed negatively as well as the impact from hedging instruments, namely protective put options on the S&P 500 Index and an allocation to a long-term US treasury bond-linked ETF.

The period witnessed increased volatility and market disruptions from rapid fire changes in trade policy, AI-related investment swings, and what we believe was excessive market speculation. The Fund's portfolio was designed to be relatively defensive within the large-cap area, with companies that have high barriers to entry and were thus poised to benefit from a renewed emphasis on "Main Street" in terms of governmental policy in the US.

What are some key Fund statistics?
(as of September 30, 2025)
Net Assets ($)	$300,694,275
Number of Portfolio Holdings	39
Portfolio Turnover Rate (%)	162%
Total Advisory Fees Paid ($)	$2,591,055
What did the Fund invest in?
(as of September 30, 2025)
Portfolio Composition
Sector Breakdown	% of Net Assets
Financials	24.4%
Health Care	16.2%
Materials	12.7%
Real Estate	9.3%
Industrials	9.3%
Consumer Staples	8.6%
Information Technology	6.0%
Communication Services	2.8%
Cash & Other	10.7%
Top Holdings	% of Net Assets
iShares Russell 2000 ETF	9.8%
Newmont Goldcorp Corp.	3.7%
BXP, Inc.	3.3%
Micron Technology, Inc.	3.2%
Citizens Financial Group, Inc.	3.0%
Truist Financial Corp.	2.9%
M&T Bank Corp.	2.8%
Verizon Communications, Inc.	2.8%
Pfizer, Inc.	2.8%
Applied Materials, Inc.	2.8%
How did the Fund perform over the past 10 years?
Performance of Hypothetical $10,000 investment (September 30, 2015 to September 30, 2025)
Centre American Select Equity Fund - Investor Class
S&P 500 Total Return Index

Average Annual Returns
September 30, 2025
	One Year	Five Years	Ten Years
Centre American Select Equity Fund - Investor Class	7.96%	15.38%	13.98%
S&P 500 Total Return Index	17.60%	16.47%	15.30%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

How has the Fund changed over the past year?

The Centre American Select Equity Fund, previously a series of Centre Funds, was reorganized into the Horizon Funds trust effective April 17, 2025. In connection with the reorganization, the Fund's investment adviser changed to Horizon Investments, LLC. The Fund's portfolio manager remains the same and Mr. James A. Abate is now an employee of Horizon Investments, LLC.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/case-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Centre Global Infrastructure Fund

Advisor Class

Ticker: DHIVX

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about Centre Global Infrastructure Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/cgi-fund. You can also request this information by contacting us at 1-855-754-7932. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$155	1.44%
How did the Fund perform during the reporting period?

The Centre Global Infrastructure Fund (DHIVX) returned 15.88% for the 12 months ended September 30, 2025. The Fund outperformed its benchmark, the S&P Global Infrastructure Total Return Index, which returned 15.80% for the same Period.

Stock selection and relative sector allocations over the period contributed positively while relative country allocations detracted from relative performance.

Within the period covering the one-year ended September 30, 2025, the strongest contributors to performance within the Fund included Northland Power, ABB, Aena SMA, Iberdrola, Kinder Morgan, Entergy, and Enel SPA. Stock investments that contributed negatively to the Fund's relative performance over the period were Generac Holdings, Mercury NZ, Vestas Wind Systems, Pearson PLC, Constellation Energy, and Transurban Group. Sectoral Biases, particularly the Fund's overweight posture in Communication Services and Industrials contributed positively while Health Care detracted from relative performance. Overweight allocation to Japan contributed negatively while overweight bias in France, New Zealand, and Australia contributed positively.

What are some key Fund statistics?
(as of September 30, 2025)
Net Assets ($)	$83,747,166
Number of Portfolio Holdings	51
Portfolio Turnover Rate (%)	16%
Total Advisory Fees Paid ($)	$324,690
What did the Fund invest in?
(as of September 30, 2025)
Portfolio Composition
Industry Breakdown	% of Net Assets
Telecommunications	29.3%
Utilities	27.4%
Oil & Gas	24.3%
Telecommunication Services	7.0%
Health Care	5.1%
Industrial Services	3.1%
Industrial Products	1.7%
Cash & Other	2.1%
Top Holdings	% of Net Assets
Verizon Communications, Inc.	7.0%
AT&T, Inc.	6.2%
Enbridge, Inc.	5.9%
HCA Healthcare, Inc.	4.5%
Williams Cos., Inc.	4.1%
SoftBank Group Corp.	4.1%
Deutsche Telekom AG	3.7%
T-Mobile US, Inc.	3.6%
Enel SpA	3.1%
Kinder Morgan, Inc.	3.0%
Geographic Breakdown	% of Net Assets
United States	53.8%
Canada	14.2%
Japan	9.2%
Germany	4.6%
Spain	4.6%
Italy	3.1%
United Kingdom	2.4%
Switzerland	2.4%
France	1.7%
Cash & Other	4.0%
How did the Fund perform since its inception?
Performance of Hypothetical $10,000 investment (Inception to September 30, 2025)
Centre Global Infrastructure Fund - Advisor Class
S&P Global Infrastructure Index
MSCI World Index
Average Annual Returns
September 30, 2025
	One Year	Five Years	Since Commencement of Operations (01/29/2018)
Centre Global Infrastructure Fund - Advisor Class	15.88%	11.73%	6.75%
S&P Global Infrastructure Index	15.80%	12.62%	6.72%
MSCI World Index	17.25%	14.41%	10.74%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

How has the Fund changed over the past year?

The Centre Global Infrastructure Fund, previously a series of Centre Funds, was reorganized into the Horizon Funds trust effective April 17, 2025. In connection with the reorganization, the Fund's investment adviser changed to Horizon Investments, LLC. The Fund's portfolio manager remains the same and Mr. James A. Abate is now an employee of Horizon Investments, LLC. The Fund continues to pay the same annual management fee rate, but in connection with the reorganization, the Total Annual Fund Operating Expenses for Advisor Class shares (Investor Class shares of the predecessor fund), after applicable fee waivers and/or expense reimbursements, has been reduced to 1.05%.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/cgi-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Centre Global Infrastructure Fund

Investor Class

Ticker: DHINX

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about Centre Global Infrastructure Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/cgi-fund. You can also request this information by contacting us at 1-855-754-7932. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$125	1.16%
How did the Fund perform during the reporting period?

The Centre Global Infrastructure Fund (DHINX) returned 16.22% for the 12 months ended September 30, 2025. The Fund approximated its benchmark, the S&P Global Infrastructure Total Return Index, which returned 15.80% for the same Period.

Stock selection and relative sector allocations over the period contributed positively while relative country allocations detracted from relative performance.

Within the period covering the one-year ended September 30, 2025, the strongest contributors to performance within the Fund included Northland Power, ABB, Aena SMA, Iberdrola, Kinder Morgan, Entergy, and Enel SPA. Stock investments that contributed negatively to the Fund's relative performance over the period were Generac Holdings, Mercury NZ, Vestas Wind Systems, Pearson PLC, Constellation Energy, and Transurban Group. Sectoral Biases, particularly the Fund's overweight posture in Communication Services and Industrials contributed positively while Health Care detracted from relative performance. Overweight allocation to Japan contributed negatively while overweight bias in France, New Zealand, and Australia contributed positively.

What are some key Fund statistics?
(as of September 30, 2025)
Net Assets ($)	$83,747,166
Number of Portfolio Holdings	51
Portfolio Turnover Rate (%)	16%
Total Advisory Fees Paid ($)	$324,690
What did the Fund invest in?
(as of September 30, 2025)
Portfolio Composition
Industry Breakdown	% of Net Assets
Telecommunications	29.3%
Utilities	27.4%
Oil & Gas	24.3%
Telecommunication Services	7.0%
Health Care	5.1%
Industrial Services	3.1%
Industrial Products	1.7%
Cash & Other	2.1%
Top Holdings	% of Net Assets
Verizon Communications, Inc.	7.0%
AT&T, Inc.	6.2%
Enbridge, Inc.	5.9%
HCA Healthcare, Inc.	4.5%
Williams Cos., Inc.	4.1%
SoftBank Group Corp.	4.1%
Deutsche Telekom AG	3.7%
T-Mobile US, Inc.	3.6%
Enel SpA	3.1%
Kinder Morgan, Inc.	3.0%
Geographic Breakdown	% of Net Assets
United States	53.8%
Canada	14.2%
Japan	9.2%
Germany	4.6%
Spain	4.6%
Italy	3.1%
United Kingdom	2.4%
Switzerland	2.4%
France	1.7%
Cash & Other	4.0%
How did the Fund perform since its inception?
Performance of Hypothetical $10,000 investment (Inception to September 30, 2025)
Centre Global Infrastructure Fund - Investor Class
S&P Global Infrastructure Index
MSCI World Index
Average Annual Returns
September 30, 2025
	One Year	Five Years	Since Commencement of Operations (01/29/2018)
Centre Global Infrastructure Fund - Investor Class	16.22%	12.10%	7.10%
S&P Global Infrastructure Index	15.80%	12.62%	6.72%
MSCI World Index	17.25%	14.41%	10.74%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

How has the Fund changed over the past year?

The Centre Global Infrastructure Fund, previously a series of Centre Funds, was reorganized into the Horizon Funds trust effective April 17, 2025. In connection with the reorganization, the Fund's investment adviser changed to Horizon Investments, LLC. The Fund's portfolio manager remains the same and Mr. James A. Abate is now an employee of Horizon Investments, LLC. The Fund continues to pay the same annual management fee rate, but in connection with the reorganization, the Total Annual Fund Operating Expenses for Investor Class shares (Institutional Class shares of the predecessor fund), after applicable fee waivers and/or expense reimbursements, has been reduced to 1.05%.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/cgi-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Todd Gaylord is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant, Cohen & Company, Ltd., to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and taxable income and excise calculations and year to date estimates for book-to-tax differences. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 09/30/2025	FYE 09/30/2024
( a ) Audit Fees	$41,000	$26,500
( b ) Audit-Related Fees	$0	$0
( c ) Tax Fees	$7,000	$6,000
( d ) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

1

	FYE 09/30/2025	FYE 09/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 09/30/2025	FYE 09/30/2024
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

HORIZON FUNDS	Financial Statements

Centre American Select Equity Fund		Centre Global Infrastructure Fund
Advisor Class Investor Class	DHAMX DHANX	Advisor Class Investor Class	DHIVX DHINX

September 30, 2025

Investor Information: 1-855-754-7932

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of CENTRE AMERICAN SELECT EQUITY FUND and CENTRE GLOBAL INFRASTRUCTURE FUND. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Horizon Funds

Table of Contents
Schedules of Investments	1
Statements of Assets and Liabilities	8
Statements of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	16
Report of Independent Registered Public Accounting Firm	29
Additional Information	30
Privacy Notice	33

Centre American Select Equity Fund

Schedule of Investments

September 30, 2025

	Shares	Value
COMMON STOCKS — 80.0%
Banks — 19.1%
Citizens Financial Group, Inc.	166,861	$8,870,331
Huntington Bancshares, Inc.	444,438	7,675,444
KeyCorp	420,815	7,865,032
M&T Bank Corp.	42,910	8,479,874
Regions Financial Corp.	315,680	8,324,482
Truist Financial Corp.	191,766	8,767,542
US Bancorp	155,352	7,508,162
		57,490,867
Capital Goods — 7.1%
Generac Holdings, Inc. (a)	44,507	7,450,472
General Dynamics Corp.	21,468	7,320,588
Stanley Black & Decker, Inc.	85,926	6,386,879
		21,157,939

Consumer Staples Distribution & Retail — 2.4%
Dollar Tree, Inc. (a)	76,956	7,262,338

Financial Services — 5.3%
Northern Trust Corp.	58,829	7,918,384
State Street Corp.	69,222	8,030,444
		15,948,828
Food, Beverage & Tobacco — 4.1%
Altria Group, Inc.	94,953	6,272,595
Tyson Foods, Inc. - Class A	110,171	5,982,285
		12,254,880
Health Care Equipment & Services — 2.4%
Medtronic PLC	76,297	7,266,526

Household & Personal Products — 2.1%
Clorox Co.	51,510	6,351,183

Materials — 12.7%
Albemarle Corp.	87,060	7,058,825
Chemours Co.	381,819	6,048,013
International Flavors & Fragrances, Inc.	93,820	5,773,683
Newmont Goldcorp Corp.	133,566	11,260,949
Sealed Air Corp.	228,118	8,063,971
		38,205,441
Pharmaceuticals, Biotechnology & Life Sciences — 13.8%
Amgen, Inc.	25,958	7,325,347
Biogen, Inc. (a)	41,635	5,832,231
Bristol-Myers Squibb Co.	132,977	5,997,263

The accompanying notes are an integral part of these financial statements.

Centre American Select Equity Fund

Schedule of Investments (Continued)
September 30, 2025

	Shares	Value
Incyte Corp. (a)	80,494	$6,826,696
Merck & Co., Inc.	84,074	7,056,331
Pfizer, Inc.	332,012	8,459,666
		41,497,534

Semiconductors & Semiconductor Equipment — 6.0%
Applied Materials, Inc.	40,736	8,340,289
Micron Technology, Inc.	57,798	9,670,761
		18,011,050

Telecommunication Services — 2.8%
Verizon Communications, Inc.	192,847	8,475,626

Transportation — 2.2%
Knight-Swift Transportation Holdings, Inc.	165,325	6,531,991
TOTAL COMMON STOCKS (Cost $206,334,614)		240,454,203

EXCHANGE TRADED FUNDS — 9.8%
iShares Russell 2000 ETF	121,340	29,359,426
TOTAL EXCHANGE TRADED FUNDS (Cost $26,753,783)		29,359,426

REAL ESTATE INVESTMENT TRUSTS - COMMON — 9.3%
Equity Real Estate Investment Trusts (REITs) — 9.3%
BXP, Inc.	131,900	9,805,446
Federal Realty Investment Trust	60,683	6,147,795
Lamar Advertising Co. - Class A	48,371	5,921,578
VICI Properties, Inc.	190,369	6,207,933
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $26,807,950)		28,082,752

	Notional Amount	Contracts	Value
PURCHASED OPTIONS — 0.7%(a)
Put Options — 0.7% (b)(c)
S&P 500 Index, Expiration: 03/20/2026; Exercise Price: $5,400.00	$292,954,548	438	2,284,170
TOTAL PURCHASED OPTIONS (Cost $2,482,838)			2,284,170

The accompanying notes are an integral part of these financial statements.

Centre American Select Equity Fund

Schedule of Investments (Continued)
September 30, 2025

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.2%
First American Government Obligations Fund - Class X, 4.05% (d)	621,660	$621,660
TOTAL MONEY MARKET FUNDS (Cost $621,660)		621,660

TOTAL INVESTMENTS — 100.0% (Cost $263,000,845)		300,802,211
Liabilities in Excess of Other Assets — (0.0) (e)		(107,936)
TOTAL NET ASSETS — 100.0%		$300,694,275

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Exchange-traded.

(c)	100 shares per contract.

(d)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

(e)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Centre Global Infrastructure Fund Schedule of Investments September 30, 2025

	Shares	Value
COMMON STOCKS — 97.9%
Australia — 1.7%
Industrial Services — 1.7%
Transurban Group	158,308	$1,445,582

Canada — 14.2%
Oil & Gas — 10.1%
Enbridge, Inc.	98,256	4,956,926
Pembina Pipeline Corp.	24,622	995,531
TC Energy Corp.	46,073	2,505,097
		8,457,554
Telecommunications — 1.5%
TELUS Corp.	81,036	1,276,359

Utilities — 2.6%
Algonquin Power & Utilities Corp.	182,690	981,045
Northland Power, Inc.	69,597	1,165,201
		2,146,246
Total Canada		11,880,159

France — 1.7%
Telecommunications — 1.0%
Orange SA	54,586	885,040

Utilities — 0.7%
Engie SA	27,222	583,431
Total France		1,468,471

Germany — 4.6%
Telecommunications — 3.7%
Deutsche Telekom AG	91,495	3,116,254

Utilities — 0.9%
E.ON SE	37,665	708,195
Total Germany		3,824,449

Italy — 3.1%
Utilities — 3.1%
Enel SpA	275,471	2,608,687

Japan — 9.2%
Telecommunications — 9.2%
KDDI Corp.	146,500	2,338,393
NTT, Inc.	819,700	857,474

The accompanying notes are an integral part of these financial statements.

Centre Global Infrastructure Fund Schedule of Investments (Continued) September 30, 2025

	Shares	Value
SoftBank Corp.	746,500	$1,098,915
SoftBank Group Corp.	27,200	3,436,671
Total Japan		7,731,453

Netherlands — 0.6%
Telecommunications — 0.6%
Koninklijke KPN NV	112,854	541,514

Singapore — 0.8%
Telecommunications — 0.8%
Singapore Telecommunications Ltd.	214,000	685,158

Spain — 4.6%
Industrial Services — 1.4%
Aena SME SA (a)	41,946	1,145,974

Telecommunications — 0.9%
Telefonica SA	142,130	733,887

Utilities — 2.3%
Iberdrola SA	102,545	1,938,934
Total Spain		3,818,795

Switzerland — 2.4%
Industrial Products — 1.7%
ABB Ltd.	19,689	1,417,717

Telecommunications — 0.7%
Swisscom AG	770	558,602
Total Switzerland		1,976,319

United Kingdom — 2.4%
Telecommunications — 1.1%
Vodafone Group PLC	779,389	903,129

Utilities — 1.3%
National Grid PLC	74,903	1,075,367
Total United Kingdom		1,978,496

United States — 52.6%(b)
Health Care — 5.1%
HCA Healthcare, Inc.	8,802	3,751,412
Universal Health Services, Inc. - Class B	2,684	548,717
		4,300,129

The accompanying notes are an integral part of these financial statements.

Centre Global Infrastructure Fund Schedule of Investments (Continued) September 30, 2025

	Shares	Value
Oil & Gas — 14.2%
Cheniere Energy, Inc.	9,824	$2,308,443
Kinder Morgan, Inc.	88,670	2,510,248
ONEOK, Inc.	27,512	2,007,551
Targa Resources Corp.	9,461	1,585,096
Williams Cos., Inc.	54,631	3,460,874
		11,872,212
Telecommunication Services — 7.0%
Verizon Communications, Inc.	132,875	5,839,856

Telecommunications — 9.8%
AT&T, Inc.	184,555	5,211,833
T-Mobile US, Inc.	12,554	3,005,177
		8,217,010
Utilities — 16.5%
American Electric Power Co., Inc.	7,758	872,775
Consolidated Edison, Inc.	5,260	528,735
Constellation Energy Corp.	4,570	1,503,850
Dominion Energy, Inc.	12,430	760,343
Duke Energy Corp.	11,341	1,403,449
Entergy Corp.	6,466	602,566
Exelon Corp.	14,613	657,731
NextEra Energy, Inc.	30,100	2,272,249
NRG Energy, Inc.	2,906	470,627
PG&E Corp.	32,083	483,812
Public Service Enterprise Group, Inc.	7,589	633,378
Sempra	9,592	863,088
Southern Co.	16,023	1,518,500
WEC Energy Group, Inc.	4,681	536,396
Xcel Energy, Inc.	8,477	683,670
		13,791,169
Total United States		44,020,376
TOTAL COMMON STOCKS (Cost $66,048,651)		81,979,459

The accompanying notes are an integral part of these financial statements.

Centre Global Infrastructure Fund Schedule of Investments (Continued) September 30, 2025

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 1.2%
First American Government Obligations Fund - Class X, 4.05% (c)	1,044,974	$1,044,974
TOTAL MONEY MARKET FUNDS (Cost $1,044,974)		1,044,974

TOTAL INVESTMENTS — 99.1% (Cost $67,093,625)		83,024,433
Other Assets in Excess of Liabilities — 0.9%		722,733
TOTAL NET ASSETS — 100.0%		$83,747,166

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $1,145,974 or 1.4% of the Fund’s net assets.

(b)

To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

The accompanying notes are an integral part of these financial statements.

Horizon Funds

Statements of Assets and Liabilities

September 30, 2025

	Centre American Select Equity Fund	Centre Global Infrastructure Fund
Assets:
Investments in Securities, at Cost	$263,000,845	$67,093,625
Investments in Securities, at Value	$300,802,211	$83,024,433
Cash Held at Broker	121	—
Foreign Currency, at Value (Cost $— and $6,350, respectively)	—	6,514
Receivable for Investment Securities Sold	5,635,911	687,102
Receivable for Fund Shares Sold	4,360	30,723
Dividends and Interest Receivable	668,113	160,946
Dividend Reclaims	13,543	35,580
Prepaid Expenses and Other Assets	55,830	18,033
Total Assets	307,180,089	83,963,331

Liabilities:
Payable for Investment Securities Purchased	5,981,576	—
Payable for Fund Shares Redeemed	23,409	29,484
Accrued Advisory Fees	186,610	39,077
Dividend Witholding Tax Payable	—	18,834
Accrued Audit Expense	23,957	23,952
Accrued Administration Fees	57,955	25,785
Accrued Custodian Fees	7,828	5,867
Accrued Legal Fees	5,946	1,377
Accrued Transfer Agent Fees	38,303	18,431
Accrued Trustees Fees	5,245	1,427
Accrued Distribution Fees (12b-1) - Advisor Class	75,688	21,081
Accrued Distribution Fees (12b-1) - Investor Class	45,077	—
Accrued Expenses and Other Liabilities	34,220	30,850
Total Liabilities	6,485,814	216,165

Net Assets	$300,694,275	$83,747,166

Composition of Net Assets:
Net assets consisted of:
Paid in Capital	$186,958,862	$95,955,006
Distributable Earnings/(Accumulated Deficit)	113,735,413	(12,207,840)

Net Assets	$300,694,275	$83,747,166

Investor Class Shares:
Net Asset Value Per Share:
Net Assets	$130,933,252	$55,247,831
Shares of Beneficial Interest Outstanding	7,508,630	4,040,631
Net Asset Value, (Net Assets / Shares Outstanding)
Offering and Redemption Price Per Share	$17.44	$13.67

Advisor Class Shares:
Net Assets	$169,761,023	$28,499,335
Shares of Beneficial Interest Outstanding	10,106,353	2,079,938
Net Asset Value, (Net Assets / Shares Outstanding)
Offering and Redemption Price Per Share	$16.80	$13.70

See accompanying notes to financial statements.

Horizon Funds

Statements of Operations

For the year Ended September 30, 2025

	Centre American Select Equity Fund	Centre Global Infrastructure Fund
Investment Income:
Dividend Income from Securities (net of foreign withholdings tax of $41,568 and $117,272)	$8,079,510	$1,671,280
Other Income	4,690	—
Total Investment Income	8,084,200	1,671,280

Expenses:
Investment Advisory Fees	2,616,115	404,912
Administrative & Accounting Service Fees	206,504	53,973
Transfer Agent Fees	120,441	41,764
Trustees’ Fees and Expenses	82,181	8,468
Custodian Fees	55,837	26,107
Legal Fees	55,319	6,861
Chief Compliance Officer & Compliance Fees	49,542	5,567
Printing and Postage Expenses	45,854	14,443
Registration Fees	33,701	6,440
Audit Fees	25,396	25,391
Pricing Expenses	11,161	5,156
Miscellaneous Expenses	7,729	4,628
Insurance Fees	—	7,843
Distribution Fees (12b-1) - Investor Class	63,271	16,656
Distribution Fees (12b-1) - Advisor Class	448,507 (a)	67,519	(b)
Shareholder Service Fees	199,314 (c)	13,306	(d)
Total Expenses	4,020,872	709,034
Fees Recouped by the Adviser	—	160
Fees Waived by the Adviser	(25,060)	(80,382)
Net Expenses	3,995,812	628,812

Net Investment Income	4,088,388	1,042,468

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	78,969,355	65,811
Purchased Options	1,894,870	—
Foreign Currency	(1,467)	(9,115)
Net Realized Gain (Loss)	80,862,758	56,696

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(68,582,789)	7,009,874
Purchased Options	(198,668)	—
Foreign Currency	—	2,256
Net Change in Unrealized Appreciation (Depreciation)	(68,781,457)	7,012,130
Net Realized and Unrealized Gain on Investments	12,081,301	7,068,826

Net Increase in Net Assets Resulting From Operations	$16,169,689	$8,111,294

(a) Includes $259,999 accrued by the Predecessor Fund’s Investor Class prior to the reorganization on April 17, 2025.

(b) Includes $36,171 accrued by the Predecessor Fund’s Investor Class prior to the reorganization on April 17, 2025.

(c) Includes $84,914 and $114,400 accrued by the Predecessor Fund’s Institutional and Investor Class, respectively, prior to the reorganization on April 17, 2025.

(d) Includes $3,178 and $10,128 accrued by the Predecessor Fund’s Institutional and Investor Class, respectively, prior to the reorganization on April 17, 2025.

See accompanying notes to financial statements.

Centre American Select Equity Fund

Statements of Changes in Net Assets

	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024

Operations:
Net Investment Income	$4,088,388	$3,030,760
Net Realized Gain on Investments	80,862,758	41,908,292
Net Change in Unrealized Appreciation (Depreciation) on Investments	(68,781,457)	41,678,496
Net Increase in Net Assets Resulting From Operations	16,169,689	86,617,548

Distributions to Shareholders From:
Distributable Earnings
Investor Class (a)	(21,977,956)	(4,505,366)
Advisor Class (b)	(21,186,709)	(5,126,535)
Total Distributions to Shareholders	(43,164,665)	(9,631,901)

Capital Share Transactions:
Investor Class (a)
Proceeds from Shares Issued	31,781,214	76,702,160
Shares Issued in Exchange for Advisor Class Shares	638,973	—
Distributions Reinvested	20,718,522	4,204,322
Cost of Shares Redeemed	(109,541,345)	(83,985,615)
Redemption Fees	4,040	6,864
Advisor Class (b)
Proceeds from Shares Issued	5,564,160	14,418,918
Distributions Reinvested	20,788,015	4,900,829
Cost of Shares Redeemed	(61,508,183)	(53,255,305)
Shares Redeemed in Exchange for Investor Class Shares	(638,973)	—
Redemption Fees	3,761	8,303
Total Change in Net Assets from Capital Transactions	(92,189,816)	(36,999,524)

Increase (Decrease) in Net Assets	(119,184,792)	39,986,123

Net Assets:
Beginning of Year	419,879,067	379,892,944
End of Year	$300,694,275	$419,879,067

Share Activity:
Investor Class: (a)
Shares Issued	1,906,846	4,778,669
Shares Issued in Exchange for Advisor Class Shares	38,199	—
Shares Reinvested	1,302,232	271,422
Shares Redeemed	(7,004,210)	(5,262,497)
Net Decrease	(3,756,933)	(212,406)
Advisor Class: (b)
Shares Issued	343,975	904,354
Shares Reinvested	1,354,268	326,070
Shares Redeemed	(3,868,747)	(3,477,708)
Shares Redeemed in Exchange for Investor Class Shares	(41,578)	—
Net Decrease	(2,212,082)	(2,247,284)

(a) Following the Reorganization on April 17, 2025, the Predecessor Fund’s Institutional Class Shares were renamed to the Fund’s Investor Class Shares.

(b) Following the Reorganization on April 17, 2025, the Predecessor Fund’s Investor Class Shares were renamed to the Fund’s Advisor Class Shares.

See accompanying notes to financial statements.

Centre Global Infrastructure Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024

Operations:
Net Investment Income	$1,042,468	$758,184
Net Realized Gain on Investments	56,696	545,520
Net Change in Unrealized Appreciation on Investments	7,012,130	7,234,622
Net Increase in Net Assets Resulting From Operations	8,111,294	8,538,326

Distributions to Shareholders From:
Distributable Earnings
Investor Class (a)	(466,837)	(111,731)
Advisor Class (b)	(621,326)	(610,559)
Total Distributions to Shareholders	(1,088,163)	(722,290)

Capital Share Transactions:
Investor Class (a)
Proceeds from Shares Issued	53,024,830	409,278
Shares Issued in Exchange for Advisor Class Shares	107,623	—
Distributions Reinvested	459,298	104,610
Cost of Shares Redeemed	(5,748,592)	(1,260,297)
Redemption Fees	245	—
Advisor Class (b)
Proceeds from Shares Issued	972,892	192,650
Distributions Reinvested	514,531	481,992
Cost of Shares Redeemed	(3,089,134)	(4,915,739)
Shares Redeemed in Exchange for Investor Class Shares	(107,623)	—
Redemption Fees	1,014	—
Total Change in Net Assets from Capital Transactions	46,135,084	(4,987,506)

Increase in Net Assets	53,158,215	2,828,530

Net Assets:
Beginning of Year	30,588,951	27,760,421
End of Year	$83,747,166	$30,588,951

Share Activity:
Investor Class: (a)
Shares Issued	4,124,875	40,107
Shares Issued in Exchange for Advisor Class Shares	8,068	—
Shares Reinvested	35,776	10,072
Shares Redeemed	(442,127)	(121,960)
Net Increase (Decrease)	3,726,592	(71,781)
Advisor Class: (b)
Shares Issued	77,543	17,628
Shares Reinvested	41,164	46,426
Shares Redeemed	(246,070)	(479,086)
Shares Redeemed in Exchange for Investor Class Shares	(8,051)	—
Net Decrease	(135,414)	(415,032)

(a) Following the Reorganization on April 17, 2025, the Predecessor Fund’s Institutional Class Shares were renamed to the Fund’s Investor Class Shares.

(b) Following the Reorganization on April 17, 2025, the Predecessor Fund’s Investor Class Shares were renamed to the Fund’s Advisor Class Shares.

See accompanying notes to financial statements.

Centre American Select Equity Fund

Financial Highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Investor Class (a)
	For the Year Ended September 30, 2025(h)	For the Year Ended September 30, 2024		For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021

Net Asset Value, Beginning of Year	$18.10	$14.82		$13.18	$15.01	$12.06
Income From Investment Operations:
Net investment income (b)	0.21	0.16		0.12	0.18	0.09
Net gain (loss) from investments (both realized and unrealized)	1.05	3.52		1.72	0.30	3.45
Total from investment operations	1.26	3.68		1.84	0.48	3.54

Less Distributions:
From net investment income	(0.21)	(0.18)		(0.07)	(0.16)	(0.13)
From net realized gains	(1.71)	(0.22)		(0.13)	(2.15)	(0.46)
Total Distributions	(1.92)	(0.40)		(0.20)	(2.31)	(0.59)

Redemption Fees Added to Paid-In Capital	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)

Net Asset Value, End of Year	$17.44	$18.10		$14.82	$13.18	$15.01

Total Return	7.96%	25.28%		14.11%	1.78%	30.18%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$130,933	$203,920		$170,141	$99,153	$15,861
Ratio to average net assets:
Gross expenses (d)(e)	1.04%	1.08%		1.08%	1.05%	1.16%
Net expenses (d)	1.02%	1.03	%(g)	0.98%	0.98%	0.98%
Net investment income net of reimbursement (recapture) (d)(f)	1.27%	0.95%		0.81%	1.24%	0.65%
Portfolio turnover rate	162%	81%		93%	138%	86%

Portfolio turnover is calculated for the Fund as a whole.

(a)	Following the Reorganization on April 17, 2025, the Predecessor Fund’s Institutional Class Shares were renamed to the Fund’s Investor Class Shares.

(b)	Per share amounts are calculated using the average shares method.

(c)	Less than $0.005 per share.

(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(g)	Effective January 30, 2024, the net expense limitation changed from 0.90% to 0.95%, excluding, among other fees and expenses, 12b-1 fees and shareholder service fees.

(h)	For periods prior to April 17, 2025, the financial and return data is of the Institutional Class Shares of the Predecessor Fund, Centre American Select Equity Fund.

See accompanying notes to financial statements.

Centre American Select Equity Fund

Financial Highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Advisor Class (a)
	For the Year Ended September 30, 2025(h)		For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021

Net Asset Value, Beginning of Year	$17.53		$14.40	$12.84	$14.73	$11.88
Income From Investment Operations:
Net investment income (b)	0.17		0.10	0.06	0.11	0.02
Net gain (loss) from investments (both realized and unrealized)	1.00		3.42	1.67	0.27	3.40
Total from investment operations	1.17		3.52	1.73	0.38	3.42

Less Distributions:
From net investment income	(0.19)		(0.17)	(0.05)	(0.14)	(0.11)
From net realized gains	(1.71)		(0.22)	(0.13)	(2.15)	(0.46)
Total Distributions	(1.90)		(0.39)	(0.18)	(2.29)	(0.57)

Redemption Fees Added to Paid-In Capital	0.00	(c)	0.00 (c)	0.01	0.02	0.00 (c)

Net Asset Value, End of Year	$16.80		$17.53	$14.40	$12.84	$14.73

Total Return	7.71%		24.88%	13.70%	1.23%	29.60%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$169,761		$215,959	$209,752	$243,353	$138,985
Ratio to average net assets:
Gross expenses (d)(e)	1.26%		1.34%	1.36%	1.46%	1.44%
Net expenses (d)	1.26	%(g)	1.34%	1.36%	1.46%	1.46%
Net investment income net of reimbursement (recapture) (d)(f)	1.08%		0.63%	0.43%	0.78%	0.17%
Portfolio turnover rate	162%		81%	93%	138%	86%

Portfolio turnover is calculated for the Fund as a whole.

(a)	Following the Reorganization on April 17, 2025, the Predecessor Fund’s Investor Class Shares were renamed to the Fund’s Advisor Class Shares.

(b)	Per share amounts are calculated using the average shares method.

(c)	Less than $0.005 per share.

(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(g)	Effective April 17, 2025, the net expense limitation changed from 1.10% to 0.95%, excluding, among other fees and expenses, 12b-1 fees.

(h)	For periods prior to April 17, 2025, the financial and return data is of the Investor Class Shares of the Predecessor Fund, Centre American Select Equity Fund.

See accompanying notes to financial statements.

Centre Global Infrastructure Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Investor Class (a)
	For the Year Ended September 30, 2025(g)		For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022		For the Year Ended September 30, 2021

Net Asset Value, Beginning of Year	$12.07		$9.21	$8.84	$10.15		$8.77
Income From Investment Operations:
Net investment income (b)	0.30		0.31	0.23	0.23		0.21
Net gain (loss) from investments (both realized and unrealized)	1.62		2.88	0.34	(1.26)		1.40
Total from investment operations	1.92		3.19	0.57	(1.03)		1.61

Less Distributions:
From net investment income	(0.32)		(0.33)	(0.20)	(0.28)		(0.23)
From return of capital	—		—	—	(0.00	)(c)	—
Total Distributions	(0.32)		(0.33)	(0.20)	(0.28)		(0.23)

Redemption Fees Added to Paid-In Capital	0.00	(d)	—	0.00 (d)	0.00	(d)	0.00 (d)

Net Asset Value, End of Year	$13.67		$12.07	$9.21	$8.84		$10.15

Total Return	16.22%		35.21%	6.38%	(10.51)%		18.35%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$55,248		$3,791	$3,553	$4,484		$5,932
Ratio to average net assets:
Gross expenses (e)	1.34%		1.57%	1.48%	1.51%		1.51%
Net expenses	1.16	%(f)	1.18%	1.18%	1.18%		1.20%
Net investment income net of reimbursement (recapture)	2.34%		2.99%	2.36%	2.28%		2.10%
Portfolio turnover rate	16%		10%	18%	39%		25%

Portfolio turnover is calculated for the Fund as a whole.

(a)	Following the Reorganization on April 17, 2025, the Predecessor Fund’s Institutional Class Shares were renamed to the Fund’s Investor Class Shares.

(b)	Per share amounts are calculated using the average shares method.

(c)	Less than $(0.005) per share.

(d)	Less than $0.005 per share.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)	Effective April 17, 2025, the net expense limitation changed from 1.10% to 1.05%, excluding, among other fees and expenses, 12b-1 fees.

(g)	For periods prior to April 17, 2025, the financial and return data is of the Institutional Class Shares of the Predecessor Fund, Centre Global Infrastructure Fund.

See accompanying notes to financial statements.

Centre Global Infrastructure Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Advisor Class (a)
	For the Year Ended September 30, 2025(g)		For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022		For the Year Ended September 30, 2021

Net Asset Value, Beginning of Year	$12.10		$9.20	$8.84	$10.14		$8.76
Income From Investment Operations:
Net investment income (b)	0.26		0.27	0.19	0.19		0.18
Net gain (loss) from investments (both realized and unrealized)	1.63		2.89	0.33	(1.25)		1.39
Total from investment operations	1.89		3.16	0.52	(1.06)		1.57

Less Distributions:
From net investment income	(0.29)		(0.26)	(0.16)	(0.24)		(0.19)
From return of capital	—		—	—	(0.00	)(c)	—
Total Distributions	(0.29)		(0.26)	(0.16)	(0.24)		(0.19)

Redemption Fees Added to Paid-In Capital	0.00	(d)	—	—	0.00	(d)	0.00 (d)

Net Asset Value, End of Year	$13.70		$12.10	$9.20	$8.84		$10.14

Total Return	15.88%		34.80%	5.85%	(10.77)%		18.00%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$28,499		$26,798	$24,208	$27,275		$34,594
Ratio to average net assets:
Gross expenses (e)	1.60%		1.84%	1.76%	1.75%		1.74%
Net expenses	1.44	%(f)	1.57%	1.57%	1.57%		1.50%
Net investment income net of reimbursement (recapture)	2.07%		2.61%	1.98%	1.89%		1.79%
Portfolio turnover rate	16%		10%	18%	39%		25%

Portfolio turnover is calculated for the Fund as a whole.

(a)	Following the Reorganization on April 17, 2025, the Predecessor Fund’s Investor Class Shares were renamed to the Fund’s Advisor Class Shares.

(b)	Per share amounts are calculated using the average shares method.

(c)	Less than $(0.005) per share.

(d)	Less than $0.005 per share.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)	Effective April 17, 2025, the net expense limitation changed from 1.25% to 1.05%, excluding, among other fees and expenses, 12b-1 fees.

(g)	For periods prior to April 17, 2025, the financial and return data is of the Investor Class Shares of the Predecessor Fund, Centre Global Infrastructure Fund.

See accompanying notes to financial statements.

Horizon Funds

Notes to Financial Statements

September 30, 2025

1.	ORGANIZATION

Horizon Funds (the “Trust”) is a Delaware statutory trust organized on May 21, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Centre American Select Equity Fund and the Centre Global Infrastructure Fund (each a “Fund”) are each diversified series of the Trust. Each Fund was part of a reorganization with corresponding series of the Centre Funds, which occurred on April 17, 2025. The Reorganization Agreement provided the following: (i) the transfer of all of the assets of the applicable Predecessor Fund to the corresponding Fund in exchange for shares of that Fund; (ii) the assumption of all of the liabilities of such Predecessor Fund by the corresponding Fund, and (iii) the distribution of the Fund’s shares received by such Predecessor Fund to its shareholders in complete liquidation of the Predecessor Fund (each, a “Reorganization” and collectively, the “Reorganizations”). See Note 9 for additional information.

The shares of each Fund had the same aggregate net asset value as shares of the corresponding Predecessor Fund at the time of the Reorganization. Shares were exchanged as follows:

Predecessor Funds (Centre Funds)		Funds (Horizon Funds)
Centre American Select Equity Fund	→	Centre American Select Equity Fund
Investor Class	→	Advisor Class
Institutional Class	→	Investor Class
Centre Global Infrastructure Fund	→	Centre Global Infrastructure Fund
Investor Class	→	Advisor Class
Institutional Class	→	Investor Class

The investment objective of the Centre American Select Equity Fund is to seek long-term growth of capital. The Fund presently offers Investor Class shares and Advisor Class shares, which commenced operations on December 21, 2011 and January 21, 2014, respectively. The investment objective of the Centre Global Infrastructure Fund seeks long-term growth of capital and current income. The Fund presently offers Investor Class shares and Advisor Class shares, which each commenced operations on January 29, 2018.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Funds value their investments and financial instruments at fair value as follows. In determining a Fund’s net asset value (“NAV”) per share, equity securities, including common stocks, preferred stocks, and exchange traded funds, for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). If the NOCP is not available, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices on the primary exchange. When market quotations received are from an active market, the securities will be classified within Level 1 of the fair

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) September 30, 2025

value hierarchy. If market quotations are not readily available, then securities are valued at fair value as determined by the Adviser, as the Funds’ valuation designee pursuant to Rule 2a-5. Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by a pricing system, as determined by the Adviser, as the Funds’ valuation designee. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent fair value. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported NAVs. Purchased and written options are valued at the composite mean of the bid and the ask as of the closing of the applicable market, provided that in circumstances deemed appropriate by the Adviser options may be valued at fair value as determined in good faith by the Adviser, as the Fund’s valuation designee.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, as described above, are valued as determined in good faith by the Adviser pursuant to the Adviser’s fair valuation policies and procedures.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Generally, these inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. For an option position, these inputs may include, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) September 30, 2025

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2025, for the Funds’ investments measured at fair value:

Centre American Select Equity Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$240,454,203	$—	$—	$240,454,203
Exchange Traded Funds	29,359,426	—	—	29,359,426
Real Estate Investment Trusts - Common	28,082,752			28,082,752
Purchased Options	—	2,284,170	—	2,284,170
Money Market Funds	621,660	—	—	621,660
Total	$298,518,041	$2,284,170	$—	$300,802,211

Centre Global Infrastructure Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$81,979,459	$—	$—	$81,979,459
Money Market Funds	1,044,974	—	—	1,044,974
Total	$83,024,433	$—	$—	$83,024,433

*	Refer to the Schedules of Investments for security classifications.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of registered investment company that is typically purchased and redeemed at NAV in large blocks of shares called “Creation Units” and bought and sold in secondary markets on a securities exchange, where its shares trade like common stock. An index-based ETF represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Alternatively, ETFs may be actively managed in accordance with a particular investment strategy. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Funds enter into option contracts to meet the requirements of their trading activities. The risk in writing a call option is that the Funds may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

When a Fund writes a call or put option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call or put option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As the writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) September 30, 2025

A Fund may purchase put and call options. The Funds engage in options transactions on individual securities, ETFs, or indices to hedge against market declines or generate returns from falling asset prices. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such a favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The average quarterly value outstanding of purchased and written options during the year ended September 30, 2025, were as follows:

Centre American Select Equity Fund
Purchased Options	$571,043
Written Options	—

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of September 30, 2025:

Location on the Statements of Assets and Liabilities
Fund	Derivatives Investment Type	Asset Derivatives	Liability Derivatives
Centre American Select Equity Fund	Equity Risk Contracts	Investments in Securities, at Value	Options Written, at Value

Centre American Select Equity Fund
Derivatives Investment Value
Purchased Options	$2,284,170
Written Options	—

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the year ended September 30, 2025:

Derivative Investment Type	Location of Gain (Loss) on Derivatives in the Statements of Operations
Equity Risk contracts	Net realized gain (loss) on purchased options
Net realized gain (loss) on written options
Net change in unrealized appreciation (depreciation) on purchased options
Net change in unrealized appreciation (depreciation) on written options

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) September 30, 2025

Centre American Select Equity Fund
Realized gain on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$1,894,870
Written Options	—
$1,894,870

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$(198,668)
Written Options	—
$(198,668)

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income and expense is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Long-term capital gain distributions from investment companies if any, are recorded separately from dividend income. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities using the effective interest method.

Investment in Other Investment Companies – To the extent that a Fund invests in other investment companies, shareholders may obtain a copy of the underlying investment companies’ financial statements on the EDGAR Database on the SEC’s internet site at http://www.sec.gov. Copies of information on the SEC’s internet site may also be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust. Income, other non-class-specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

Federal Income Taxes – It is each Fund’s policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken on the Funds’ 2025 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, North Carolina State and Delaware State; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) September 30, 2025

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually for the Centre American Select Equity Fund and monthly for the Centre Global Infrastructure Fund and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Rule 12b-1 & Shareholder Servicing Fees Prior to April 17, 2025 – The Investor Class shares of the Predecessor Funds (equivalent to the Advisor Class of the Funds) were subject to a distribution and shareholder services plan (the “Existing 12b-1 Plan”) that, pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1”), permitted each Predecessor Fund to pay expenses of activities that are primarily intended to result in the sale of the Investor Class of shares and expenses associated eligible shareholder services in an amount of up to 0.25% per year to intermediaries offering Investor Class shares of an Predecessor Fund and/or providing eligible shareholder services to Predecessor Fund Investor Class shareholders (“12b-1 Plan Fees”). The Investor Class shares of the Predecessor Funds were also subject to a separate shareholder services plan (“Shareholder Services Plan”) authorizing the Predecessor Funds to pay up to 0.15% of the average daily net assets attributable to Investor Class shares of the Predecessor Funds to intermediaries performing non-distribution shareholder services (“Shareholder Services Plan Fees”). The Institutional Class shares of the Predecessor Funds were subject to pay up to 0.10% of the average daily net assets attributable to Institutional Class shares of the Predecessor Funds to intermediaries performing non-distribution shareholder services. Together, the Institutional and Investor Class of each Predecessor Fund was subject to up to 0.10% and 0.40%, respectively, in combined 12b-1 Plan Fees and Shareholder Services Plan Fees.

Prior to April 17, 2025, the Predecessor Funds’ incurred fees pursuant to the 12b-1 Plan as follows:

Fund	Predecessor Fund’s Investor Class
Centre American Select Equity Fund	$259,999
Centre Global Infrastructure Fund	36,171

Prior to April 17, 2025, the Predecessor Funds’ incurred fees pursuant to the Shareholder Services Plan as follows:

Fund	Predecessor Fund’s Institutional Class	Predecessor Fund’s Investor Class
Centre American Select Equity Fund	$84,914	$114,400
Centre Global Infrastructure Fund	3,178	10,128

Rule 12b-1 & Shareholder Servicing Fees After April 17, 2025 – After the Reorganization, the Funds adopted a distribution plan pursuant to Rule 12b-1 (the “New 12b-1 Plans”) permitting each Fund to pay distribution and eligible shareholder services fees of up to: (i) 0.25% per year of Advisor Class shares; and (ii) up to 0.10% of Investor Class shares, to intermediaries offering the applicable class shares of an Fund and/or providing other eligible shareholder services to such shareholders. Unlike the Predecessor Funds, the Funds are not subject to a separate shareholder services plan. Accordingly, following the Reorganization, the Advisor Class shares of each Fund is subject to a maximum 0.25% in combined fees for distribution and shareholder services under the New 12b-1 Plan and the Investor Class shares of each Fund will be subject to a maximum 0.10% in combined fees for distribution and shareholder services.

After April 17, 2025, the Funds’ incurred fees pursuant to the 12b-1 Plan as follows:

Fund	Investor Class	Advisor Class
Centre American Select Equity Fund	$63,271	$188,508
Centre Global Infrastructure Fund	16,656	31,349

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) September 30, 2025

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS PRIOR TO APRIL 17, 2025

Prior to April 17, 2025, Centre Asset Management, LLC (“Centre”) served as the investment adviser to each Predecessor Fund pursuant to an Investment Advisory Agreement with the Trust on behalf of each Predecessor Fund.

As compensation for the investment advisory services provided to the Predecessor Funds, Centre was entitled to receive monthly compensation, subject to waivers, based on each Predecessor Fund’s average daily net assets at the annual rate of:

Fund	Management Fee Rate
Centre American Select Equity Fund (total net assets less than or equal to $1 billion)	0.75%
Centre American Select Equity Fund (total net assets over $1 billion)	0.70%
Centre Global Infrastructure Fund	0.85%

Centre American Select Equity Fund

Prior to April 17, 2025, Centre Asset Management, LLC contractually agreed to reduce its advisory fees and/or reimburse other expenses of the Fund for not less than one year and until the next following effective date of the post-effective amendment to the registration statement of Centre Funds relating to the Fund (on or about January 29, 2026) to the extent necessary to limit the total operating expenses of the Fund including (but not limited to) investment advisory fees of the Adviser, but excluding, as applicable, any front-end or contingent deferred sales loads, taxes, leverage interest, distribution/service (Rule 12b-1) fees, shareholder services fees, brokerage commissions, acquired fund fees and expenses, (except that, if an predecessor fund is an underlying fund managed by the Adviser and such predecessor fund is not subject to an effective expense limitation or fee waiver agreement at any time during the term of this Agreement, then, for that time, the operating expenses of each class of shares of the Fund shall not exclude the amount of advisory fees included in such acquired fund’s fees and expenses to which the Fund would otherwise be subject), expenses incurred in connection with any merger or reorganization, and extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to an annual rate of 1.10% of the average daily net assets of the Investor Class shares, 0.90% of the average daily net assets of the Institutional Class shares prior to January 29, 2024, and 0.95% of the average daily net assets of the Institutional Class shares after January 29, 2024 (the “Expense Limitation Agreement”).

Centre Global Infrastructure Fund

Prior to April 17, 2025, Centre Asset Management, LLC contractually agreed to reduce its advisory fees and/or reimburse other expenses of the Fund for an initial period of not less than one year and until the next following effective date of the post-effective amendment to the registration statement of Centre Funds relating to the Fund (on or about January 29, 2026) incorporating the Fund’s financial statements and financial highlights for that fiscal year to the extent necessary to limit the total operating expenses of the Fund, including (but not limited to) investment advisory fees of the Adviser, but excluding, as applicable, any front-end or contingent deferred sales loads, taxes, leverage

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) September 30, 2025

interest, distribution/service (Rule 12b-1) fees, shareholder services fees, brokerage commissions, acquired fund fees and expenses, (except that, if an predecessor fund is an underlying fund managed by the Adviser and such predecessor fund is not subject to an effective expense limitation or fee waiver agreement at any time during the term of this Agreement, then, for that time, the operating expenses of each class of shares of the Fund shall not exclude the amount of advisory fees included in such acquired fund’s fees and expenses to which the Fund would otherwise be subject), expenses incurred in connection with any merger or reorganization, and extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to an annual rate of 1.25% of the average daily net assets of the Investor Class shares and 1.10% of the average daily net assets of the Institutional Class shares.

No recoupment will be made more than three years after the date that the applicable amount was initially waived or reimbursed by the Adviser, and the recoupment may not cause the Fund to exceed the then-existing expense limitation for that class at the time such waiver or reimbursement was made. After the Reorganization, any previous waivers or reimbursements made by Centre Asset Management, LLC are not subject to recoupment by Horizon Investments, LLC.

ALPS Fund Services, Inc. (“ALPS”) served as administrator to the Predecessor Funds. ALPS received a monthly fee paid by the Predecessor Funds subject to a minimum monthly fee and is reimbursed for certain out-of-pocket expenses. Pursuant to an administrative agreement with the Trust, ALPS provided operational services to the Predecessor Funds including but not limited to fund accounting and fund administration services and general assistance in each Fund’s operations.

ALPS, pursuant to a transfer agency and services agreement with the Trust, served as transfer agent for the Predecessor Funds. Under the transfer agency and services agreement, ALPS received an annual minimum fee per Fund and a fee based upon each shareholder account and its account activity and is reimbursed for certain out-of-pocket expenses.

ALPS, pursuant to a chief compliance officer services agreement with the Trust, provided chief compliance officer services to the Predecessor Funds. Additionally, ALPS provided services in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act. ALPS received an annual fee for these services and is reimbursed for certain out-of-pocket expenses, pursuant to the chief compliance officer services agreement.

ALPS Distributors, Inc. (the “Distributor”) acts as the principal underwriter of the Predecessor Funds pursuant to a distribution agreement with the Trust. No payments were retained by the Distributor by the Funds during the period ended April 17, 2025.

Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives an annual retainer of $30,000 paid quarterly. The Trust reimburses each Trustee and Officer for his or her travel and other expenses relating to attendance at Board meetings.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) September 30, 2025

4.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS AFTER APRIL 17, 2025

Pursuant to an Investment Advisory Agreement with each Fund (the “Advisory Agreements”), investment advisory services are provided to the Funds by Horizon Investments, LLC (the “Adviser”). Under the terms of the Advisory Agreements, the Adviser receives monthly compensation, subject to waivers, based on each Fund’s average daily net assets at the annual rate of:

Fund	Management Fee Rate
Centre American Select Equity Fund (total net assets less than or equal to $1 billion)	0.75%
Centre American Select Equity Fund (total net assets over $1 billion)	0.70%
Centre Global Infrastructure Fund	0.85%

Pursuant to the Expense Limitation Agreement (the “Waiver Agreement”), the Adviser has agreed, until March 31, 2028, for the Centre American Select Equity Fund and Centre Global Infrastructure Fund to waive a portion of the advisory fee and has agreed to reimburse the Funds for other expenses to the extent that the aggregate expenses of every character, including but not limited to investment advisory fees of the Adviser (but excluding front-end or contingent sales loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expense on securities sold short; payments by the Fund, if any, under the Trust’s Rule 12b-1 Distribution Plan; payments by the Fund, if any, under the Trust’s Shareholder Services Plan; expenses paid with securities lending expense offset credits; taxes; and extraordinary expenses, such as litigation) incurred by a class of shares of the Funds in any fiscal year do not exceed the percentage of average daily net assets in the below table.

Fund	Investor	Advisor
Centre American Select Equity Fund	0.95%	0.95%
Centre Global Infrastructure Fund	1.05%	1.05%

Any fees waived or expenses reimbursed by the Adviser are subject to possible recoupment by the Adviser within 36 months after such fees have been waived or expenses reimbursed, if such recoupment can be achieved without exceeding the lower of the expense limit in place at the time of the waiver or reimbursement and the expense limit in place at the time of recoupment.

The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through September 30 of the period indicated. After April 17, 2025, the Adviser recouped $0 and $0, respectively.

Fund	2028	Total
Centre American Select Equity Fund	$—	$—
Centre Global Infrastructure Fund	51,562	51,562

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“USBGFS”), served as administrator to the Funds. USBGFS received a monthly fee paid by the Funds subject to a minimum monthly fee and is reimbursed for certain out-of-pocket expenses. Pursuant to an administrative agreement with the Trust, USBGFS provided operational services to the Funds including but not limited to fund accounting and fund administration services and general assistance in each Fund’s operations.

USBGFS, pursuant to a transfer agency and services agreement with the Trust, served as transfer agent for the Funds. Under the transfer agency and services agreement, USBGFS received an annual minimum fee per Fund and a fee based upon each shareholder account and its account activity and is reimbursed for certain out-of-pocket expenses.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) September 30, 2025

Quasar Distributors, Inc. (the “Distributor”) acts as the principal underwriter of the Funds pursuant to a distribution agreement with the Trust.

Trustees – The Trust pays each Trustee of the Trust who is not an interested person an annual retainer of $110,000 for each fiscal year plus $10,000 for attendance at an in-person board meeting. Effective January 1, 2026, the annual retainer will increase to $140,000 for each fiscal year. In every instance, the cost of the fees are to be allocated among the participating Funds in accordance with a formula that takes into account the overall asset size of each affected Fund. The Trust also reimburses the Trustees for travel and other expenses incurred in attending meetings of the Board. Officers of the Trust and Trustees who are interested persons of the Trust do not receive and direct compensation from the Trust.

Chief Compliance Officer Compensation – The Board of Trustees renewed the approval of a compensation policy with respect to the Trust’s Chief Compliance Officer pursuant to which the Horizon Funds and the Adviser each pay 50% of the Chief Compliance Officer’s salary, with the portion paid by the Horizon Funds allocated among the Funds in accordance with their relative net assets.

5.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the year ended September 30, 2025, were as follows:

Fund	Purchases	Sales
Centre American Select Equity Fund	$565,400,301	$689,630,050
Centre Global Infrastructure Fund	51,754,322	7,315,595

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended September 30, 2025 and September 30, 2024 was as follows:

	For the year ended September 30, 2025
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Centre American Select Equity Fund	$4,467,289	$38,697,376	$—	$43,164,665
Centre Global Infrastructure Fund	1,088,163	—	—	1,088,163

	For the year ended September 30, 2024
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Centre American Select Equity Fund	$4,322,671	$5,309,230	$—	$9,631,901
Centre Global Infrastructure Fund	722,290	—	—	722,290

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) September 30, 2025

The cost basis of investments, purchased options and options written for federal income tax purposes at September 30, 2025, were as follows:

Fund	Cost of Investments, Purchased Options and Written Options	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Centre American Select Equity Fund	$263,705,218	$44,339,016	$(7,242,023)	$37,096,993
Centre Global Infrastructure Fund	69,744,455	14,975,630	(1,695,652)	13,279,978

As of September 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
Centre American Select Equity Fund	$—	$76,638,890	$(470)	$37,096,993	$113,735,413
Centre Global Infrastructure Fund	1,814,693	—	(27,302,511)	13,279,978	(12,207,840)

The difference between book and tax basis unrealized appreciation/depreciation is attributable to mark to market on section 1256 contracts and/or the tax deferral of losses on various investments.

At September 30, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Fund	Short-Term	Long-Term	Total
Centre American Select Equity Fund	$—	$—	$—
Centre Global Infrastructure Fund	(12,745,615)	(14,351,905)	(27,097,520)

The Centre American Select Equity Fund and the Centre Global Infrastructure Fund utilized capital loss carry forwards of $0 and $316,479, respectively, during the fiscal year.

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. These reclassifications were due to the use of equalization. Each Fund may use earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction. For the year ended September 30, 2025, the following table shows the reclassifications made:

Fund	Distributable Earnings/ (Accumulated Deficit)	Paid In Capital
Centre American Select Equity Fund	$—	$—
Centre Global Infrastructure Fund	(8,156)	8,156

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) September 30, 2025

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of that fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2025, the Funds had omnibus shareholder accounts (comprised of a group of individual shareholders), which amounted to more than 25% of the total shares outstanding of the respective Fund. Shareholders with a controlling interest could affect the outcome of proxy voting or direction of management of a Fund.

8. SIGNIFICANT ACCOUNTING Prenouncements

Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Trust’s Treasurer, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

9.	REORGANIZATION

Effective April 17, 2025, the Predecessor Funds were reorganized into the Funds, pursuant to an Agreement and Plan of Reorganization approved by the Board of Directors. This was completed after shareholder approval. The Predecessor Funds are the accounting survivors for financial reporting purposes, and as a result, the financial statements and financial highlights of the Funds reflect the operations of the Predecessor Funds for the periods prior to the Reorganization. The Adviser and Centre Asset Management, LLC paid for the costs and expenses associated with the reorganization. These reorganization costs are not subject to recoupment.

As a tax-free reorganization, any unrealized appreciation or depreciation on the securities on the date of reorganization was treated as a non-taxable event, thus the cost basis of the securities held reflect their historical cost basis as of the date of the reorganization. Immediately prior to the Reorganization, the net assets, fair value of investments, net unrealized appreciation/(depreciation) and fund shares outstanding of the Predecessor Funds were as follows:

Fund	Net Assets	Fair Value of Investments	Net Unrealized Appreciation/ Depreciation	Shares Outstanding
Centre American Select Equity Fund	$298,070,128	$297,932,208	$27,553,254	21,982,719
Centre Global Infrastructure Fund	$40,298,774	$40,183,380	$10,176,844	3,173,803

In connection with the Reorganization, the net assets of the Predecessor Funds were acquired by the Funds on April 17, 2025. The acquisition was accomplished by a tax-free exchange of all shares of the Predecessor Funds for shares of the Funds as described in the prior table. The assets received and shares issued by the Funds were recorded at market value and, where not available, fair value; and, the cost basis of the investments received from the Predecessor Funds

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) September 30, 2025

were carried forward to align ongoing reporting of the Predecessor Funds realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Information with respect to the net assets and other relevant operating data for the Funds on the merger date are included below:

	Before Reorganization	After Reorganization
	Centre American Select Equity Fund	Centre American Select Equity Fund
Institutional Class
Shares	10,705,597	—
Net Assets	$147,897,489	$—
Net Asset Value	$13.81	$—
Investor Class
Shares	11,277,123	10,705,597
Net Assets	$150,172,639	$147,897,489
Net Asset Value	$13.32	$13.81
Advisor Class
Shares	—	11,277,123
Net Assets	$—	$150,172,639
Net Asset Value	$—	$13.32

	Before Reorganization	After Reorganization
	Centre Global Infrastructure Fund	Centre Global Infrastructure Fund
Institutional Class
Shares	1,065,966	—
Net Assets	$13,518,470	$—
Net Asset Value	$12.68	$—
Investor Class
Shares	2,107,838	1,065,966
Net Assets	$26,780,304	$13,518,470
Net Asset Value	$12.71	$12.68
Advisor Class
Shares	—	2,107,838
Net Assets	$—	$26,780,303
Net Asset Value	$—	$12.71

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

Horizon Funds

Report of Independent Registered Public Accounting Firm

September 30, 2025

To the Shareholders and Board of Trustees of
Horizon Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Horizon Funds comprising Centre American Select Equity Fund and Centre Global Infrastructure Fund (the “Funds”) as of September 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2015.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
November 26, 2025

Horizon Funds

Additional Information (Unaudited)

September 30, 2025

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended September 30, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund Name	Qualified Dividend Income
Centre American Select Equity Fund	100.00%
Centre Global Infrastructure Fund	67.96%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2025 was as follows:

Fund Name	Dividends Received Deduction
Centre American Select Equity Fund	100.00%
Centre Global Infrastructure Fund	37.88%

Short Term Capital Gains

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Fund Name	Short-Term
Centre American Select Equity Fund	0.00%
Centre Global Infrastructure Fund	0.00%

Horizon Funds ADDITIONAL INFORMATION (Unaudited) (Continued) September 30, 2025

Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures for Open-End Management Investment Companies.

Special Meetings of Shareholders of the Predecessor Funds took place on April 16, 2025 to approve a proposed Agreement and Plan of Reorganization for the Predecessor Funds, whereby the Funds would acquire all the assets and liabilities of the Predecessor Funds, in exchange for shares of the Predecessor Funds which would be distributed pro rata by the Predecessor Funds to its shareholders, in complete liquidation and termination of the Predecessor Funds (the “Reorganization”).

All Predecessor Funds’ shareholders of record at the close of business on January 31, 2025, were entitled to vote.

For Centre American Select Equity Fund, as of the record date, the Fund had 24,616,433 shares outstanding. Of the 12,500,821 shares of the Fund present in person or by proxy at the meeting on April 16, 2025: 9,135,737, or 73.08% voted in favor of the Reorganization (representing 37.11% of total outstanding shares), 285,908, or 2.29%, voted against the Reorganization, and 3,079,176, or 24.63% withheld from voting for the Reorganization.

For Centre Global Infrastructure Fund, as of the record date, the Fund had 2,831,466 shares outstanding. Of the 1,501,881 shares of the Fund present in person or by proxy at the meeting on April 16, 2025: 1,132,132, or 75.38% voted in favor of the Reorganization (representing 39.98% of total outstanding shares), 7,127, or 0.47%, voted against the Reorganization, and 362,621, or 24.14% withheld from voting for the Reorganization.

Accordingly, the Reorganization was approved for each Fund.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to directors, officers and others is included in the Statements of Operations under the line items “Chief Compliance Officer & Compliance Fees” and “Trustees’ Fees and Expenses”.

Statement Regarding Basis for Approval of Investment Advisory Contract.

At the regular meeting of the Board of Trustees of Horizon Funds (“Trust”) on October 22, 2024, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), considered and approved investment advisory agreements (“Advisory Agreements”) between the Trust, on behalf of each Fund and the Adviser, for an initial two-year term.

In considering the approval of the Advisory Agreements for the Funds and reaching their conclusions with respect thereto, the Board reviewed and analyzed various factors that they determined were relevant, including, but not necessarily limited to: (i) the nature, extent and quality of the services to be provided by the Adviser to the Funds; (ii) the investment performance of the Funds; (iii) the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale will be realized as the Funds grow; and (v) whether the fee levels reflect these economies of scale to the benefit of shareholders, including the following:

●

The Board considered information regarding the services to be provided to the Funds, the experience, qualifications and key personnel of the Adviser, the Adviser’s sales force, the Adviser’s assets under management and relationships with other registered investment advisers for distribution purposes. The Board

Horizon Funds ADDITIONAL INFORMATION (Unaudited) (Continued) September 30, 2025

reviewed the Adviser’s financial statements and considered the Adviser’s financial condition. The Board also considered the capabilities of Horizon to operate each of the Funds, Horizon’s staffing, trading and compliance systems, and its capabilities with respect to service provider oversight. The Board considered the information from the Adviser regarding prior experience of certain personnel in managing the Predecessor Funds and the fact that such personnel were expected to join the Adviser at the time the Funds commence operations.

●

The Board considered the historical performance of the Predecessor Funds, noting that the key personnel from the investment adviser to the Predecessor Funds were expected to continue to manage the Funds as a part of the Adviser. The Board reviewed and considered each Predecessor Fund’s performance against its respective benchmark, the median of a peer groups of similar funds prepared by an independent third-party provider of fund data (with respect to each Fund, the “Peer Group”), and a more narrowly tailored group of peer funds selected by the Adviser for each Fund (the “Adviser Peer Group”). The Board determined that the historical performance was satisfactory, or, where the performance was materially below their benchmarks and/or peer groups, the Board was satisfied by the Adviser’s discussion of the underperformance.

●

The Board considered the management fees proposed to be charged to each Fund, and each Fund’s total expense ratios, each as compared to each Fund’s Peer Group and Adviser Peer Group, among other factors. The Board considered the terms and conditions of the Advisory Agreements, including the management fee and the services to be provided by the Adviser thereunder. The Board also considered the indirect benefits that the Adviser will receive through soft dollars, cross sales of other products the Adviser sells and third-party marketing materials. The Board concluded that the advisory fee to be paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services to be provided to the Funds under the Advisory Agreement.

●

The Board considered the details of the proposed expense limitation agreement for each Fund, the fact that the Adviser had agreed to continue the expense limitation agreements through at least March 31, 2028, and noted that the expense waivers and reimbursements were subject to recoupment during a 36 month look-back window. The Board considered that the expense cap for each Fund was the same or lower than that of the Predecessor Fund. The Board considered that for the Centre American Select Equity Fund, the Advisory Agreement included a fee breakpoint at a Fund size of over $1B and that, with respect to the Centre Global Infrastructure Fund, that the Adviser had indicated that it will continue to evaluate whether breakpoints are warranted in the future as the Fund’s asset levels increase.

After full consideration of the above factors as well as other factors, the Board unanimously determined to approve the proposed Advisory Agreements.

PRIVACY NOTICE (Unaudited)

February 2016

FACTS	WHAT DOES HORIZON FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number and account information

● Account balance and transaction history

● Wire Transfer Instructions

How?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Horizon Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Horizon Funds share?	Can you limit this sharing?
For our everyday business purposes — Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences or creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-855-754-7932

Who we are
Who is providing this notice?	Horizon Funds
What we do
How does Horizon Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Horizon Funds collect my personal information?

We collect your personal information, for example, when you

● Open an account

● Provide account information

● Give us your contact information

● Make deposits or withdrawals from your account

● Make a wire transfer

● Tell us where to send the money

● Tell us who receives the money

● Show your government-issued ID

● Show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

● Sharing for affiliates’ everyday business purposes – information about your creditworthiness

● Affiliates from using your information to market to you

● Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Our affiliates include companies such as Horizon Investments, LLC.
Non-affiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies

● Non-affiliates we share with can include financial companies such as custodians, transfer agents, registered representatives, financial advisers, and nonfinancial companies such as fulfillment, proxy voting, and class action service providers.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Horizon Funds does not jointly market.

Investment Adviser
Horizon Investments, LLC
6210 Ardrey Kell Road, Suite 300

Investment Adviser
Horizon Investments, LLC
6210 Ardrey Kell Road, Suite 300
Charlotte, NC 28277

Distributor
Quasar Distributors, LLC
111 E. Kilbourn Ave, Suite 2200
Milwaukee, WI 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Legal Counsel
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, NC 27101

How to Obtain Proxy Voting Information

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling l-855-754-7932 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Part F of Form N-PORT. Once filed, the Funds’ Part F of Form N-PORT is available without charge, upon request on the SEC’s website (http://www.sec.gov) and is available by calling 1-855-754-7932.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

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(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Horizon Funds

By (Signature and Title)*	/s/ John Drahzal
John Drahzal, Principal Executive Officer

Date	12/3/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John Drahzal
John Drahzal, Principal Executive Officer

Date	12/3/25

By (Signature and Title)*	/s/ Stephen Terry
Stephen Terry, Principal Financial Officer

Date	12/3/25

*	Print the name and title of each signing officer under his or her signature.

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